Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Hierarchy for Investments Measured at Fair Value on Recurring basis and Information of NAV Per Share

The following tables present the fair value hierarchy table for investments measured at fair value, on a recurring basis:

		Fair Value Measurements at December 31, 2025 Using
	Total Carrying Value as of December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	2025	(Level 1)	(Level 2)	(Level 3)

Mutual funds	$79,481,443	$79,481,443	$—	$—
Range Resources Corporation common stock	11,891,301	11,891,301	—	—
Self-directed brokerage	3,073,952	3,073,952	—	—
Total investment in the fair value hierarchy	$94,446,696	$94,446,696	$—	$—
Common collective trusts measured at NAV*	150,240,535
Total investment at fair value	$244,687,231

		Fair Value Measurements at December 31, 2024 Using
	Total Carrying Value as of December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	2024	(Level 1)	(Level 2)	(Level 3)

Mutual funds	$67,420,495	$67,420,495	$—	$—
Range Resources Corporation common stock	11,730,683	11,730,683	—	—
Self-directed brokerage	1,826,251	1,826,251	—	—
Total investment in the fair value hierarchy	$80,977,429	$80,977,429	$—	$—
Common collective trusts measured at NAV*	129,861,740
Total investment at fair value	$210,839,169

*Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statements of Net Assets Available for Benefits.

	Fair Value as of December 31, 2025	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
MFS Growth Equity Fund	$15,860,116	—	Daily	12 months
Prudential Total Return Bond	1,760,712	—	Daily	12 months
Putnam Stable Value Fund	6,579,492	—	Daily	12 months
T. Rowe Price Retirement Funds	126,040,215	—	Daily	12 months
Total common collective trusts measured at NAV	$150,240,535	—

	Fair Value as of December 31, 2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
MFS Growth Equity Fund	$15,305,996	—	Daily	12 months
Prudential Total Return Bond	1,783,623	—	Daily	12 months
Putnam Stable Value Fund	67,035	—	Daily	12 months
T. Rowe Price Retirement Funds	104,033,166	—	Daily	12 months
T. Rowe Price Stable Value Fund	8,671,920	—	Daily	12 months
Total common collective trusts measured at NAV	$129,861,740	—